PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2024	2023

Cost:

Computers and software	$7,085	$7,536
Office furniture and equipment	1,490	1,457
Machinery and lab equipment	12,459	15,792
Leasehold improvements	18,431	18,152

	$39,465	$42,937

Accumulated depreciation	16,033	17,167

	$23,432	$25,770